UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if amendment [ ]; Amendment Number:
This Amendment (check only one):              [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name       SignalPoint Asset Management, LLC
Address    400 South Avenue
           Suite 300
           Springfield, MO 65806

Form 13F File Number:    028-15113

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name    Michael Orzel
Title   CEO & CCO
Phone   417-869-9981

Signature, Place, and Date of Signing:

/s/ Michael Orzel        Springfield, MO              april 24, 2013
------------------       ----------------------       --------------
[Signature]              [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                 FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      47
Form 13F Information Table Value Total:      121,191   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                              FORM 13F INFORMATION TABLE

             COL 1                 COL 2          COL 3     COL 4          COL 5       COL 6    COL 7                COL 8
                                                              US $    SHARES
                                                             VALUE        OR SH/ PUT/ INVSTMT   OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT PRN CALL DSCRETN  MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --------- --- ---- ------- ---------- --------- -------- --------
FIRST TRUST VALUE LINE 100 TIM ETF              33735G107     1655    108949 SH       Sole                     0        0     108949
ISHARES ETF 1-3 YEAR TREASURY  ETF              464287457     3636     43040 SH       Sole                     0        0      43040
ISHARES ETF 20+ YEAR TREASURY  ETF              464287432     3996     33931 SH       Sole                     0        0      33931
ISHARES ETF 7-10 YEAR TREASURY ETF              464287440     4022     37469 SH       Sole                     0        0      37469
ISHARES ETF TREASURY INFLATION ETF              464287176     4245     35003 SH       Sole                     0        0      35003
ISHARES GOLD TRUST ISHARES     ETF              464285105     2037    131261 SH       Sole                     0        0     131261
ISHARES IBOXX  INVESTMENT GRAD ETF              464287242     4628     38599 SH       Sole                     0        0      38599
ISHARES IBOXX HIGH YIELD CORP  ETF              464288513     4771     50566 SH       Sole                     0        0      50566
ISHARES MSCI EMU INDEX         ETF              464286608     2300     70440 SH       Sole                     0        0      70440
ISHARES MSCI JAPAN INDEX       ETF              464286848     2279    210976 SH       Sole                     0        0     210976
ISHARES MSCI PACIFIC EX-JAPAN  ETF              464286665     3434     69097 SH       Sole                     0        0      69097
ISHARES S&P LATIN AMERICA 40 I ETF              464287390     2232     51124 SH       Sole                     0        0      51124
POWERSHS DYNAMIC BASIC MATERIA ETF              73935X427     6091    140118 SH       Sole                     0        0     140118
POWERSHS DYNAMIC BIOTECH & GEN ETF              73935X856     1834     69938 SH       Sole                     0        0      69938
POWERSHS DYNAMIC CONSUMER DISC ETF              73935X419     5800    174223 SH       Sole                     0        0     174223
POWERSHS DYNAMIC CONSUMER STAP ETF              73935X393     3601     93466 SH       Sole                     0        0      93466
POWERSHS DYNAMIC ENERGY SECTOR ETF              73935X385     7106    143267 SH       Sole                     0        0     143267
POWERSHS DYNAMIC FINANCIAL SEC ETF              73935X377     3881    165096 SH       Sole                     0        0     165096
POWERSHS DYNAMIC HEALTHCARE SE ETF              73935X351     4872    126610 SH       Sole                     0        0     126610
POWERSHS DYNAMIC INDUSTRIAL SE ETF              73935X369     4744    126345 SH       Sole                     0        0     126345
POWERSHS DYNAMIC TECHNOLOGY SE ETF              73935X344     3977    135423 SH       Sole                     0        0     135423
POWERSHS DYNAMIC UTILITIES SEC ETF              73935X591     5008    267960 SH       Sole                     0        0     267960
POWERSHS FINANCIAL PREFERRED E ETF              73935X229      233     12600 SH       Other                    0        0      12600
POWERSHS GLOBAL LISTED PRIVATE ETF              73935X195     2051    181660 SH       Sole                     0        0     181660
POWERSHS PREFERRED PORTFOLIO E ETF              73936T565      795     53432 SH       Sole                     0        0      53432
SPDR BARCLAYS HIGH YIELD ETF   ETF              78464A417     1390     33811 SH       Sole                     0        0      33811
SPDR INDEX SHS FDS DJWILSHIRE  ETF              78463X749     1223     27592 SH       Sole                     0        0      27592
VANGUARD INDEX FDS S&P500 ETF  ETF              922908413     3972     55450 SH       Sole                     0        0      55450
VANGUARD INTERMEDIATE TERM BON ETF              921937819     4027     45741 SH       Sole                     0        0      45741
VANGUARD LONG TERM BOND INDEX  ETF              921937793     3998     43626 SH       Sole                     0        0      43626
VANGUARD REIT INDEX ETF        ETF              922908553     7077    100341 SH       Sole                     0        0     100341
VANGUARD SHRT-TERM INFL-PROT S ETF              922020805     4288     85190 SH       Sole                     0        0      85190
WISDOMTREE  MID-CAP DIVIDEND   ETF              97717W505      591      9056 SH       Sole                     0        0       9056
WISDOMTREE DEFA EQUITY INCOME  ETF              97717W802      506     12149 SH       Sole                     0        0      12149
WISDOMTREE EMERGING MKTS EQUIT ETF              97717W315      585     10630 SH       Sole                     0        0      10630
WISDOMTREE INTL REAL ESTATE SE ETF              97717W331      229      7616 SH       Sole                     0        0       7616
WISDOMTREE INTL SMALL CAP DIVI ETF              97717W760      546      9854 SH       Sole                     0        0       9854
WISDOMTREE SMALL CAP DIVIDEND  ETF              97717W604      544      9540 SH       Sole                     0        0       9540
BP PLC ADR                     COM              055622104      437     10320 SH       Sole                     0        0      10320
EXXON MOBIL CORP               COM              30231G102       38       425 SH       Sole                     0        0        425
O REILLY AUTOMOTIVE IN COM     COM              67103H107      215      2100 SH       Sole                     0        0       2100
SCAC HOLDINGS CORP COM NEW     COM              78388C200        0     25000 SH       Sole                     0        0      25000
SKINNY NUTRITIONAL CORP        COM              830695102        0     90000 SH       Other                    0        0      90000
VERIZON COMMUNICATIONS         COM              92343V104      122      2492 SH       Sole                     0        0       2492
WELLS FARGO & CO NEW           COM              949746101      419     11316 SH       Other                    0        0      11316
ALLIANCEBERNSTEIN GLOBAL HIGH  Closed End Fund  01879R106      211     12907 SH       Sole                     0        0      12907
ALLIANCEBERNSTEIN INCOME FUND  Closed End Fund  01881E101     1545    189127 SH       Sole                     0        0     189127